Note 12 - Capital Structure (Details Textual) $ / shares in Units, ¥ in Thousands		1 Months Ended		2 Months Ended	12 Months Ended
	Apr. 06, 2017 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Nov. 30, 2014 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares		Dec. 31, 2015 CNY (¥) shares		Dec. 31, 2014 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					69,118,158	69,118,158	2,597,400		6,754,720
Common Stock Outstanding, Percent of Stock Issued					5.32%	5.32%
Proceeds from Issuance of Private Placement					$ 30,907,000	¥ 201,087		[1]		[1]
Employee Companies [Member]
Common Stock Outstanding, Percent of Stock Issued				13.04%
Stock Issued During Period, Shares, New Issues		50,000,000	100,000,000	150,000,000
Shares Issued, Price Per Share | $ / shares		$ 0.29	$ 0.27	$ 0.29							$ 0.29
Shares Issued, Price Per Share, American Depository Share | $ / shares		$ 5.80	$ 5.40	$ 5.80							$ 5.80
Stock Issued, Share Price Determination, Number of Trading Days											20 days
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					3.00%	3.00%
Subsidiary [Member]
Equity Method Investment, Ownership Percentage							0.64%
Stock Issued During Period, Shares, Acquisitions							7,416,000
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							2,597,400
Stock Issued During Period, Shares, New Issues									4,493,620
Equity Method Investment, Ownership Percentage							0.22%		0.59%
Stock Repurchased and Retired During Period, Shares									2,261,100
Public Market [Member]
Equity Method Investment, Ownership Percentage									0.20%
Stock Repurchased and Retired During Period, Shares									2,261,100
Fosun Industrial Holdings Limited [Member] | Private Placement [Member]
Common Stock Outstanding, Percent of Stock Issued	5.08%
Stock Issued During Period, Shares, New Issues	66,000,000
Stock Issued During Period, Shares, New Issues, American Depository Share Equivalent	3,300,000
Shares Issued, Price Per Share | $ / shares	$ 0.44185
Shares Issued, Price Per Share, American Depository Share | $ / shares	$ 8.837
Proceeds from Issuance of Private Placement | $	$ 29,162.10
Stock Issued, Share Price Determination, Number of Trading Days	20 days

[1]	In November 2016, the FASB issued ASU No. 2016-18 ("ASU 2016-18"), Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end of- period total amounts shown on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017 and are to be applied retrospectively; early adoption is permitted. In connection with the adoption of this update, the Group have reclassified RMB10,107 and RMB16,152 of restricted cash from investing activities to the cash and, cash equivalents, and restricted cash balance in the years ended December 31, 2015 and 2016, respectively, to be consistent with the 2017 presentation.